Long Term Payable (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)
Long Term Payable [Line Items]
Down Payment			$ 29,365	¥ 200,000
Loan repayment period			3 years	3 years
Loan repayment			$ 3,626	¥ 24,698
Unrecognized financing expense amortized	$ 1,129	$ 3,211
Remaining unrecognized financing expense		1,105
Car [Member]
Long Term Payable [Line Items]
Purchase a car			146,823	1,000,000
Mercedes-Benz Auto Finance Co., Ltd. [Member]
Long Term Payable [Line Items]
Auto finance			$ 117,459	¥ 800,000
Long-term payable		$ 26,496